Supplement to the prospectuses for:

CompleteSM Variable Life Insurance
A Patented FutureSystem™ Life Model Design.

CompleteSM Advisor Variable Life Insurance
A Patented FutureSystem™ Life Model Design.

Supplement dated April 30, 2014
to Prospectus dated May 1, 2012 as supplemented

Effective on or about May 1, 2014, Franklin Templeton Variable Insurance Products Trust has changed the names of the funds available under the policy as described below.

Old Fund Name	New Fund Name
Franklin Flex Cap Growth Securities Fund	Franklin Flex Cap Growth VIP Fund
Franklin Income Securities Fund	Franklin Income VIP Fund
Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth Securities Fund	Franklin Small-Mid Cap Growth VIP Fund
Franklin Templeton VIP Founding Funds Allocation	Franklin Founding Funds Allocation VIP Fund
Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund	Templeton Developing Markets VIP Fund
Templeton Global Bond Securities Fund	Templeton Global Bond VIP Fund
Templeton Growth Securities Fund	Templeton Growth VIP Fund
Franklin U.S. Government Fund	Franklin U.S. Government Securities VIP Fund

Accordingly, any references to the above-referenced Old Fund Name in this prospectus is replaced with the New Fund Name.